S000004311 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
S&P 500 Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		36.07%	17.09%	15.29%
iShares S&P 500 Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		35.81%	16.88%	15.09%
Performance Inception Date					May 22, 2000
iShares S&P 500 Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		35.66%	16.66%	14.77%
iShares S&P 500 Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.29%	13.63%	12.67%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.